SUMMARY OF CRITICAL ACCOUNTING POLICIES AND USE OF ESTIMATES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of Weighted Average Number of Shares [Table Text Block]
The following potentially dilutive securities have been excluded from the computations of weighted average shares outstanding as of March 31, 2016 and 2015, as they would be anti-dilutive:

	Three months ended March 31,
	2016	2015
Shares underlying options outstanding	9,058,195	8,853,695
Shares underlying warrants outstanding	40,898,168	19,401,382
Shares underlying convertible preferred stock outstanding	12,354,167	—
Shares underlying convertible notes outstanding	—	272,514
	62,310,530	28,527,591

The following potentially dilutive securities have been excluded from the computations of weighted average shares outstanding as of December 31, 2015 and 2014, as they would be anti-dilutive:

	Year Ended December 31,
	2015	2014
Shares underlying options outstanding	8,764,195	8,685,095
Shares underlying warrants outstanding	42,277,445	19,897,928
Shares underlying convertible preferred stock outstanding	12,354,167	—
Shares underlying convertible notes outstanding	—	270,339
	63,395,807	28,853,362

Fair Value, Liabilities Measured on Recurring Basis [Table Text Block]
The table below summarizes the fair values of our financial liabilities as of March 31, 2016 (in thousands):

	Fair Value at March 31,	Fair Value Measurement Using
	2016	Level 1	Level 2	Level 3

Derivative liability	$639	$—	$—	$639

The table below summarizes the fair values of our financial liabilities as of December 31, 2015 (in thousands):

	Fair Value at
	December 31,	Fair Value Measurement Using
	2015	Level 1	Level 2	Level 3

Derivative liability	$1,177	$—	$—	$1,177

Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Table Text Block]
The reconciliation of the derivative liability measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows (in thousands):

March 31, 2016
Balance at beginning of year	$1,177
Additions to derivative instruments	—
Gain on change in fair value of derivative liability	(538)
Balance at end of year	$639

The reconciliation of the derivative liability measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows (in thousands):

2015
Balance at beginning of year	$—
Additions to derivative instruments	1,358
Loss (gain) on change in fair value of derivative liability	(181)
Balance at end of year	$1,177